SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Deposits held with banks	$ 250,000		$ 250,000		$ 250,000
Cash equivalents					0	$ 0
Revenue		$ 8,500		$ 8,500	$ 8,500
Common stock equivalent shares excluded from calculation of anti-dilutive effect					4,500,664	0
Cash	$ 45,083		$ 45,083		$ 0
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage					100.00%
Consulting Services [Member]
Product Information [Line Items]
Revenue					$ 8,500	$ 0
Property, Plant and Equipment [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful lives					3 years
Property, Plant and Equipment [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful lives					7 years